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                          SEI INSURANCE PRODUCTS TRUST
                           SEI VP LARGE CAP VALUE FUND
                           SEI VP SMALL CAP VALUE FUND
                          SEI VP SMALL CAP GROWTH FUND
                        SEI VP INTERNATIONAL EQUITY FUND

                          SUPPLEMENT DATED JULY 11, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR THE SEI VP LARGE CAP VALUE FUND, SEI VP SMALL CAP VALUE FUND, SEI VP SMALL CAP GROWTH FUND AND SEI VP INTERNATIONAL EQUITY FUND

The prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the SEI VP Large Cap Value Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund and SEI VP International Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to (i) Iridian Asset Management LLC and Barclays Global Fund Advisors under the sub-section entitled "SEI VP Large Cap Value Fund"; (ii) Chartwell Investment Partners and Sterling Capital Management LLC under the sub-section entitled "SEI VP Small Cap Value Fund"; (iii) Sawgrass Asset Management, L.L.C. under the sub-section entitled "SEI VP Small Cap Growth Fund"; and (iv) BlackRock International, Ltd. and Oechsle International Advisors, LLC under the sub-section entitled "SEI VP International Equity Fund" are hereby deleted.

There are no changes to the other sub-advisers of the SEI VP Large Cap Value Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund and SEI VP International Equity Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                          SEI INSURANCE PRODUCTS TRUST
                          SEI VP PRIME OBLIGATION FUND

                          SUPPLEMENT DATED JULY 11, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The prospectus of the SEI VP Prime Obligation Fund is hereby supplemented to reflect that SEI Investments Management Corporation, SEI Investments Fund Management and/or SEI Investments Distribution Co. have agreed to temporarily and voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment so that the SEI VP Prime Obligation Fund's current yield quotation on any day will be not less than 15 basis points (.15%). This supplemental waiver and/or reimbursement will remain in effect through July 31, 2003 and may be discontinued and/or otherwise modified thereafter without notice to shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                          SEI INSURANCE PRODUCTS TRUST
                           SEI VP LARGE CAP VALUE FUND
                           SEI VP SMALL CAP VALUE FUND
                          SEI VP SMALL CAP GROWTH FUND
                        SEI VP INTERNATIONAL EQUITY FUND

                          SUPPLEMENT DATED JULY 11, 2003
      TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MAY 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES IN SUB-ADVISERS

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the SEI VP Large Cap Value Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund and SEI VP International Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to Iridian Asset Management LLC, Barclays Global Fund Advisors, Chartwell Investment Partners, Sterling Capital Management LLC, Sawgrass Asset Management, L.L.C., BlackRock International, Ltd. and Oechsle International Advisors, LLC are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE